Net borrowings - Maturity of gross borrowings before derivative financial instruments (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	£ 16,785	£ 12,555
Within one year
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	1,995	1,959
Between one and three years
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	3,013	2,940
Between three and five years
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	3,134	2,879
Beyond five years
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	£ 8,643	£ 4,777